1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
William J. Bielefeld william.bielefeld@dechert.com +1 202 261 3386 Direct +1 202 261 3333 Fax

May 12, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	ARK Venture Fund (the “Fund”) File Nos. 333-262496; 811-23778

Pre-Effective Amendment No. 1

Ladies and Gentlemen:

Enclosed for filing on behalf of the ARK Venture Fund (the “Fund”), a closed-end management investment company, is Pre-Effective Amendment No. 1 to the Fund’s registration statement on Form N-2 (the “Registration Statement”) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. This filing is being made for the purposes of: (i) incorporating comments received from the staff of the U.S. Securities and Exchange Commission (the “SEC”) in connection with the Fund’s Registration Statement; (ii) completing certain items required to be included in the Registration Statement; (iii) filing required exhibits; and (iv) making certain other changes to the Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me at 202.261.3386.

Sincerely,

/s/William J. Bielefeld
William J. Bielefeld